Tracie Coop
State Street 1 Iron Street CCB 1102
Boston, MA 02210
Tel +1 617 662 0717
TCoop@statestreet.com

February 22, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated February 8, 2018 to the prospectuses for the following funds:

iShares Adaptive Currency Hedged MSCI EAFE ETF

iShares China Large-Cap ETF

iShares Core Aggressive Allocation ETF

iShares Core Conservative Allocation ETF

iShares Core Growth Allocation ETF

iShares Core Moderate Allocation ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Pacific ETF

iShares Currency Hedged MSCI ACWI ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI EAFE Small-Cap ETF

iShares Currency Hedged MSCI Europe Small-Cap ETF

iShares Edge MSCI Intl Momentum Factor ETF

iShares Edge MSCI Intl Quality Factor ETF

iShares Edge MSCI Intl Size Factor ETF

iShares Edge MSCI Intl Value Factor ETF

iShares Edge MSCI Min Vol Asia ex Japan ETF

iShares Edge MSCI Min Vol EAFE Currency Hedged ETF

iShares Edge MSCI Min Vol Europe Currency Hedged ETF

iShares Edge MSCI Min Vol Europe ETF

iShares Edge MSCI Min Vol Japan ETF

iShares Edge MSCI Min Vol USA ETF

iShares Edge MSCI Min Vol USA Small-Cap ETF

iShares Edge MSCI Multifactor Global ETF

iShares Edge MSCI Multifactor Intl ETF

iShares Edge MSCI Multifactor Intl Small-Cap ETF

iShares Edge MSCI Multifactor USA ETF

iShares Edge MSCI Multifactor USA Small-Cap ETF

iShares Edge MSCI USA Momentum Factor ETF

iShares Edge MSCI USA Quality Factor ETF

iShares Edge MSCI USA Size Factor ETF

iShares Edge MSCI USA Value Factor ETF

iShares Exponential Technologies ETF

iShares Morningstar Multi-Asset Income ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI China A ETF

iShares MSCI Europe Small-Cap ETF

The purpose of this filing is to submit the 497 dated February 8, 2018 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Tracie Coop
Tracie Coop

cc: Benjamin Haskin, Esq.